Trade and other receivables - Summary Of Trade And Other Receivables Detailed Information (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Processor receivables	€ 63,495	€ 39,376
Trade receivables	56,346	35,632
Inventory	40	0
Other receivables	3,453	2,840
Prepayments	45,918	30,528
Other taxation and social security	0	469
Total	€ 169,252	€ 108,845